AB Tax-Aware Real Return Income Shares

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 82.6%
Long-Term Municipal Bonds – 82.6%
Alabama – 3.2%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$580	$672,150

Alaska – 2.5%
Alaska Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation Obligated Group) 4.00%, 04/01/2033	445	524,019

Arizona – 1.7%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2019B 5.00%, 07/01/2033	275	347,894

Colorado – 3.3%
Weld County School District No. RE-2 Eaton 5.00%, 12/01/2026-12/01/2027	530	681,959

Connecticut – 10.1%
City of New Haven CT Series 2017A 5.25%, 08/01/2026	70	84,567
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 5.00%, 07/01/2034	515	661,389
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2019U 2.00%, 07/01/2033	1,055	1,075,150
State of Connecticut Series 2020A 5.00%, 01/15/2031	215	287,952

		2,109,058

Delaware – 4.2%
State of Delaware 3.00%, 03/01/2028	850	876,240

District of Columbia – 3.1%
District of Columbia (District of Columbia Fed Hwy Grant) 5.00%, 12/01/2031	490	656,208

Florida – 2.0%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2033	250	295,347
Greater Orlando Aviation Authority Series 2019A 5.00%, 10/01/2027	95	120,867

		416,214

	Principal Amount (000)	U.S. $ Value

Illinois – 6.4%
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2032	$100	$126,152
Sales Tax Securitization Corp. Series 2020A 5.00%, 01/01/2026	270	323,355
State of Illinois Series 2017D 5.00%, 11/01/2027	175	210,129
Series 2018A 5.00%, 10/01/2025	295	344,291
Series 2019A 5.00%, 11/01/2025	290	338,964

		1,342,891

Kentucky – 7.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2027	100	118,661

Kentucky Public Energy Authority (Morgan Stanley) Series 2019C 4.00%, 02/01/2050	570	684,770
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020A 4.00%, 10/01/2040	575	671,945

		1,475,376

Louisiana – 0.6%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	100	113,929

Maryland – 1.9%
Maryland Health & Higher Educational Facilities Authority Series 2014B 0.04%, 04/01/2035	400	400,000

Michigan – 1.5%
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 4.50%, 10/01/2029	100	105,382
Michigan State University Series 2019C 5.00%, 08/15/2032	160	209,466

		314,848

Missouri – 1.1%
Missouri Highway & Transportation Commission Series 2019B 5.00%, 11/01/2021	225	233,285

	Principal Amount (000)	U.S. $ Value

New Jersey – 2.0%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2031	$330	$424,090

New York – 7.5%
Metropolitan Transportation Authority Series 2012C 5.00%, 11/15/2030	260	277,092
Series 2012F 5.00%, 11/15/2030	265	282,421
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2019B 5.00%, 11/01/2035	200	261,736
New York Liberty Development Corp. (One Bryant Park LLC) 2.80%, 09/15/2069	210	209,431
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013E 5.00%, 03/15/2021	355	357,098
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.375%, 10/01/2045	150	174,990

		1,562,768

North Carolina – 2.0%
Raleigh Durham Airport Authority Series 2020A 5.00%, 05/01/2027	340	422,620

Ohio – 6.3%
Buckeye Tobacco Settlement Financing Authority Series 2020A 5.00%, 06/01/2033-06/01/2035	495	658,139
State of Ohio (State of Ohio Department of Transportation) Series 20192 5.00%, 12/15/2024	545	645,318

		1,303,457

Other – 0.5%
Federal Home Loan Mortgage Corp. (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	100	109,785

Pennsylvania – 8.3%
City of Philadelphia PA Series 2019B 5.00%, 02/01/2030	155	202,799
Commonwealth Financing Authority Commonwealth Financing Authority State Lease Series 2018 5.00%, 06/01/2025	120	143,080

	Principal Amount (000)	U.S. $ Value

Lower Merion School District Series 2019B 5.00%, 04/01/2023	$710	$785,153
Pennsylvania Turnpike Commission 5.00%, 12/01/2021	575	598,040

		1,729,072

Texas – 1.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	108,155
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	100	103,789

		211,944

Virginia – 1.1%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019 5.00%, 02/01/2026	190	234,741

Washington – 0.9%
City of Seattle WA Municipal Light & Power Revenue 5.00%, 09/01/2023	165	185,506

West Virginia – 3.2%
State of West Virginia Series 2019A 5.00%, 06/01/2027	515	661,842

Wisconsin – 1.1%
UMA Education, Inc. 5.00%, 10/01/2034(a)	50	57,825
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030(a)	140	168,020

		225,845

Total Municipal Obligations (cost $16,655,458)		17,235,741

	Shares

SHORT-TERM INVESTMENTS – 11.7%
Investment Companies – 11.7%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $2,440,902)	2,440,902	2,440,902

U.S. $ Value

Total Investments – 94.3% (cost $19,096,360)(e)	$19,676,643
Other assets less liabilities – 5.7%	1,182,365

Net Assets – 100.0%	$20,859,008

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	4,000	12/24/2021	1.753%	CPI#	Maturity	$(2,429)	$—	$(2,429)
USD	3,000	02/10/2023	1.558%	CPI#	Maturity	27,271	—	27,271
USD	2,500	12/24/2024	1.846%	CPI#	Maturity	30,108	—	30,108
USD	2,000	02/10/2027	1.755%	CPI#	Maturity	58,883	—	58,883
USD	2,600	12/24/2029	1.978%	CPI#	Maturity	69,213	—	69,213
USD	1,000	02/10/2035	1.914%	CPI#	Maturity	59,153	—	59,153

						$242,199	$—	$242,199

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,800	11/25/2021	1.585%	3 Month LIBOR	Semi-Annual/ Quarterly	$(81,745)	$—	$(81,745)
USD	5,300	01/23/2023	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(157,787)	—	(157,787)
USD	14,400	11/29/2024	1.538%	3 Month LIBOR	Semi-Annual/ Quarterly	(675,384)	—	(675,384)
USD	4,700	11/25/2026	1.581%	3 Month LIBOR	Semi-Annual/ Quarterly	(260,992)	—	(260,992)
USD	3,500	01/23/2031	1.890%	3 Month LIBOR	Semi-Annual/ Quarterly	(258,925)	—	(258,925)

						$(1,434,833)	$—	$(1,434,833)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	8,381	01/25/2022	$79,614
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	13,724	01/29/2022	123,602
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	8,418	02/23/2022	16,966

						$220,182

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $553,348 or 2.7% of net assets.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,055,357 and gross unrealized depreciation of investments was $(1,447,526), resulting in net unrealized depreciation of $(392,169).

As of January 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.0% and 0.0%, respectively.

Glossary:

CPI – Consumer Price Index

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

AB Tax-Aware Real Return Income Shares

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term - US Municipal Bonds	$—	$17,235,741	$—	$17,235,741
Short-Term Investments	2,440,902	—	—	2,440,902

Total Investments in Securities	2,440,902	17,235,741	—	19,676,643
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	244,628	—	244,628
Total Return Swaps	—	220,182	—	220,182
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,429)	—	(2,429)
Centrally Cleared Interest Rate Swaps	—	(1,434,833)	—	(1,434,833)

Total	$2,440,902	$16,263,289	$—	$18,704,191

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2021 is as follows:

Fund	Market Value 04/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$789	$7,715	$6,063	$2,441	$1